Condensed financial information of the parent company - Statement of changes in equity (Details) - EUR (€) € in Millions				2 Months Ended	12 Months Ended
		Dec. 28, 2022	May 18, 2022	Jul. 14, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Balance					€ 52,802	€ 52,640	€ 51,889
Realised and unrealised revaluations of equity securities					(126)	96	(335)
Realised gains/losses transferred to the statement of profit or loss					(26)	(42)	(34)
Changes in cash flow hedge reserve					(3,158)	(1,955)	355
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss					165	37	(19)
Realised and unrealised revaluations property in own use					15	(2)	(7)
Remeasurement of the net defined benefit asset/liability					(19)	95	28
Exchange rate differences and other	[1]				436	143	(1,620)
Total amount recognised directly in other comprehensive income net of tax					(3,147)	(1,817)	(1,601)
Total comprehensive income					9,081	4,262	728
Dividends and other distributions				€ (1,250)	(2,178)	(1,288)	0
Share buyback		€ (1,204)	€ (380)	€ (380)	(1,582)	(1,744)
Changes in treasury shares					4	(4)	5
Employee stock options and share plans					27	29	22
Balance					57,004	52,802	52,640
Other reserves
Condensed Financial Statements, Captions [Line Items]
Balance					(540)	2,342	4,013
Realised and unrealised revaluations of equity securities					(95)	101	(399)
Realised gains/losses transferred to the statement of profit or loss					(25)	(40)	(33)
Changes in cash flow hedge reserve					(2,901)	(1,603)	242
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss					150	37	(3)
Realised and unrealised revaluations property in own use					(12)	(13)	(33)
Remeasurement of the net defined benefit asset/liability					(19)	95	28
Exchange rate differences and other					442	153	(1,557)
Total amount recognised directly in other comprehensive income net of tax					(2,847)	(1,465)	(1,770)
Total comprehensive income					(2,686)	(1,274)	(1,676)
Share buyback					403	(1,604)
Changes in treasury shares					4	(4)	5
Balance					(2,192)	(540)	2,342
Unappro-priated results
Condensed Financial Statements, Captions [Line Items]
Balance					35,462	32,149	29,866
Realised and unrealised revaluations of equity securities					(23)	(6)	62
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss					15		(16)
Realised and unrealised revaluations property in own use					26	11	26
Total amount recognised directly in other comprehensive income net of tax					(8)	23	114
Total comprehensive income					11,957	5,782	2,271
Share buyback					(1,983)	(140)
Employee stock options and share plans					15	12	11
Balance					41,538	35,462	32,149
Parent company
Condensed Financial Statements, Captions [Line Items]
Balance					52,066	51,619	50,996
Realised and unrealised revaluations of equity securities					(118)	94	(337)
Unrealised revaluations debt instruments and other revaluations					(413)	(173)	20
Realised gains/losses transferred to the statement of profit or loss					(24)	(40)	(33)
Changes in cash flow hedge reserve					(2,901)	(1,603)	242
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss					165	37	(19)
Realised and unrealised revaluations property in own use					(5)	(2)	(7)
Remeasurement of the net defined benefit asset/liability					(19)	95	28
Exchange rate differences and other					1,088	150	(1,551)
Total amount recognised directly in other comprehensive income net of tax					(2,228)	(1,442)	(1,656)
Net result					12,126	5,951	2,250
Total comprehensive income					9,898	4,509	595
Transfer from Unappropriated result					0	0	0
Dividends and other distributions					(3,349)	(2,342)
Share buyback					(1,582)	(1,744)
Changes in treasury shares					4	(4)	5
Employee stock options and share plans					27	29	22
Changes in the composition of the group and other changes					(564)
Balance					56,500	52,066	51,619
Parent company | Share capital
Condensed Financial Statements, Captions [Line Items]
Balance					39	39	39
Share buyback					(2)
Balance					37	39	39
Parent company | Share premium
Condensed Financial Statements, Captions [Line Items]
Balance					17,105	17,089	17,078
Employee stock options and share plans					12	16	11
Balance					17,116	17,105	17,089
Parent company | Legal and statutory reserves
Condensed Financial Statements, Captions [Line Items]
Balance					1,073	2,347	4,023
Realised and unrealised revaluations of equity securities					(95)	101	(399)
Unrealised revaluations debt instruments and other revaluations					(413)	(173)	20
Realised gains/losses transferred to the statement of profit or loss					(24)	(40)	(33)
Changes in cash flow hedge reserve					(2,901)	(1,603)	242
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss					150	37	(3)
Realised and unrealised revaluations property in own use					(32)	(13)	(33)
Remeasurement of the net defined benefit asset/liability					(19)	95	28
Exchange rate differences and other					1,115	132	(1,594)
Total amount recognised directly in other comprehensive income net of tax					(2,220)	(1,465)	(1,770)
Net result					161	191	94
Total comprehensive income					(2,059)	(1,274)	(1,676)
Balance					(986)	1,073	2,347
Parent company | Other reserves
Condensed Financial Statements, Captions [Line Items]
Balance					28,909	29,988	26,134
Realised and unrealised revaluations of equity securities					(23)	(6)	62
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss					15		(16)
Realised and unrealised revaluations property in own use					26	11	26
Exchange rate differences and other					(26)	18	43
Total amount recognised directly in other comprehensive income net of tax					(8)	23	114
Total comprehensive income					(8)	23	114
Transfer from Unappropriated result					4,940	2,156	3,723
Dividends and other distributions					(2,715)	(1,522)
Share buyback					(1,580)	(1,744)
Changes in treasury shares					4	(4)	5
Employee stock options and share plans					15	12	11
Changes in the composition of the group and other changes					(564)
Balance					29,002	28,909	29,988
Parent company | Unappro-priated results
Condensed Financial Statements, Captions [Line Items]
Balance					4,940	2,156	3,723
Net result					11,965	5,760	2,156
Total comprehensive income					11,965	5,760	2,156
Transfer from Unappropriated result					(4,940)	(2,156)	(3,723)
Dividends and other distributions					(634)	(820)
Balance					€ 11,331	€ 4,940	€ 2,156

[1]	1 Includes impact of application of hyperinflation accounting under IAS 29.